OPERATING EXPENSES - Other operating expenses (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OPERATING EXPENSES
Provisions	$ (3,003)	$ (1,751)	$ (2,626)
Rentals and internet capacity	(2,002)	(2,712)	(6,955)
Energy, water and other services	(5,420)	(6,683)	(6,157)
Other	(3,163)	(4,066)	(4,525)
Other operating expenses	$ (13,588)	$ (15,212)	$ (20,263)